Long-Term borrowings - Long-term debt net of current portions (Details) - USD ($)	Jul. 01, 2024	Jun. 30, 2024	Dec. 31, 2023
Borrowings
Outstanding Loan Balance	$ 675,490,622	$ 675,384,184	$ 698,486,364
Less: Amounts due for settlement within 12 months		(75,618,690)	(78,903,582)
Long-term borrowings, net of current portion		599,765,494	619,582,782
No later than one year
Borrowings
Outstanding Loan Balance		75,618,690	78,903,582
Later than one year and not later than five years
Borrowings
Outstanding Loan Balance		283,193,950	278,087,160
Thereafter
Borrowings
Outstanding Loan Balance		$ 316,571,544	$ 341,495,622